MATERIAL ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
Material Accounting Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with high credit quality financial institutions in the United States and Canada. On September 30, 2025, the Company’s cash balance was approximately $260,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate, as needed, the rating of the financial institution in which it holds deposits.

As of September 30, 2025, the Company had $154,217 (CAD$214,685) (December 31, 2024 - $nil) of unspent flow-through expenditure commitments, which is required to be spent by December 31, 2026.

Foreign Currency Translation

Foreign Currency Translation

The Company is exposed to currency risk on transactions and balances in currencies other than the functional currency. The Company has not entered any contracts to manage foreign exchange risk. The Company does not consider the currency risk to be material to the future operations of the Company and, as such, does not have a program to manage currency risk.

Transactions in foreign currencies are recorded in the functional currency at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rates. Non-monetary items are translated at the exchange rates in effect on the date of the transactions. Foreign exchange gains and losses arising from translation are presented in the consolidated statements of loss and comprehensive loss.

Mineral Property Acquisition and Exploration Costs

Mineral Property Acquisition and Exploration Costs

Mineral property exploration costs are expensed as incurred until economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties. Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all exploration costs are being expensed. Costs of mineral property acquisitions are being capitalized.

Financial Instruments

Financial Instruments

Financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVTPL). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Financial assets at amortized cost are measured at amortized cost using the effective interest method. Financial assets are measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income. The classification determines the method by which the financial assets are carried on the consolidated statement of financial position subsequent to inception and how changes in value are recorded.

Financial assets are classified as current assets or non-current assets based on their maturity date. Financial assets are derecognized when the contractual rights to the cash flows from the asset expire. On derecognition, the difference between the carrying amount measured at the date of derecognition and the consideration received is recognized in profit or loss.

The Company has no financial assets measured at FVOCI. The Company’s financial assets classified and measured at amortized cost consist of cash and cash equivalents and deposits. The Company’s financial assets classified as FVTPL consist of investment in securities.

Financial liabilities

Financial liabilities are classified as subsequently measured at amortized cost, unless designated FVTPL. Financial liabilities measured at amortized cost are measured using the effective interest method. The classification determines the method by which the financial liabilities are carried on the consolidated statement of financial position subsequent to inception and how changes in value are recorded.

Financial liabilities are derecognized only when the Company’s obligations are discharged, cancelled, or they expire.

The Company’s financial liabilities classified and measured at amortized cost consist of accounts payable and accrued liabilities and the Company’s financial liabilities measured at FVTPL consist of warrant and option liability.

Income Taxes

Income Taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the country where the Company operates and generates taxable income.

Deferred tax

Deferred taxes are recognized in respect of temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. The Company has not recognized any deferred tax assets for the years presented.

Impairment of Non-financial Assets

Impairment of Non-financial Assets

The carrying amount of the Company’s assets is reviewed at each reporting date to determine whether there is any indication of impairment. If such an indication exists, the recoverable amount of the asset is estimated in order to determine the extent of any impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous periods.

Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Share-Based Compensation

Share-Based Compensation

The Company adopts a stock option plan in which the Company grants stock options to directors, employees, and consultants as compensation for service provided. The fair value of the options at the date of grant is charged to share-based management and consulting fees over the vesting period, with the offset recorded to reserve. The amount recognized as share-based management and consulting fees is adjusted to reflect the number of awards for which the related service conditions are expected to be met such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service conditions at the vesting date. When an optionee ceases to meet service conditions, the options granted are forfeited and the cumulative expense recognized to the date of termination is reversed. Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is charged through profit or loss over the remaining vesting period.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received, unless they are related to the issuance of shares. Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of the Black Scholes valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

All equity-settled share-based payments are reflected in reserve for share-based payments, until exercised. Upon exercise, shares are issued from the treasury and the amount reflected in reserve for share-based payments is credited to share capital, adjusted for any consideration paid. Upon expiry, the fair value of unexercised options is retained in the reserve.

Share capital

Share capital

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares and stock options are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are recognized as a deduction from equity, net of tax. Equity instruments issued to agents as financing costs are measured at their fair value at the date the services were provided.

Valuation of equity units issued in private placements.

The Company allocates the proceeds from the issuance of units between common shares and share purchase warrants on a pro-rata basis based on the relative fair values at the date of issuance. The fair value of the common shares is based on the market closing price on the date the units are issued and the fair value of the share purchase warrants (classified as liabilities – see below) is determined using the Black-Scholes option pricing model (“BSM”) as of the date of issuance.

Any value attributed to the warrants is recorded to reserves. Upon exercise, the fair value is reallocated from reserves to issued share capital along with the associated proceeds from exercise.

Share purchase warrants

Share purchase warrants

Share purchase warrants that are not classified as share-based payments are classified as a derivative liability under the principles of IFRS 9 Financial Instruments. As the exercise price of the share purchase warrant is fixed in Canadian dollars and the functional currency of the Company is the US dollar, the share purchase warrants are considered a derivative liability in accordance with IAS 32 Financial Instruments: Presentation as a variable amount of cash in the Company’s functional currency will be received upon exercise.

These types of share purchase warrants are recognized at fair value using the Black-Scholes option pricing model. Share purchase warrants are initially recorded as a liability at fair value with any subsequent changes in fair value recognized in the consolidated statement of loss and comprehensive loss.

Upon exercise of the share purchase warrants with exercise prices in a currency other than the Company’s functional currency, the share purchase warrants are revalued at the date of exercise with any gain or loss being charged to the consolidated statement of loss and comprehensive loss, and the total fair value of the exercised share purchase warrants is reallocated to equity. The proceeds generated from the payment of the exercise price are also allocated to equity.

Investment in securities

Investment in securities

We have concluded that the Company does not have the ability to exercise significant influence over operating and financial policies of its investee. The Company’s investment in securities is measured at fair value through profit or loss.

Earnings (Loss) per Common Share

Earnings (Loss) per Common Share

Basic earnings (loss) per share is calculated by dividing the net income (loss) available to common shareholders by the weighted average number of shares issued and outstanding during the year. For all periods presented, the net income (loss) available to common shareholders equals the reported income (loss). Diluted earnings (loss) per share is calculated using the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings (loss) per share assumes that the proceeds to be received on the exercise of dilutive stock options and warrants are used to repurchase common shares at the average market price during the period. In the Company’s case, when a loss is incurred during the year, diluted and basic loss per share are the same because the effect on loss per share of potential issuance of shares under options and warrants would be anti-dilutive.

Related party transactions

Related party transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

Segment reporting

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company’s operating segments are components of the Company’s business for which discrete financial information is available and which are reviewed regularly by the Company’s Chief Executive Officer, who has been designated as the Chief Operating Decision Maker, to make decisions about resources to be allocated to the segment and assess its performance.

IFRS Accounting Standards pronouncements not yet adopted

IFRS Accounting Standards pronouncements not yet adopted

The following pronouncements have been issued but are not yet effective:

On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and also applies to comparative information. IFRS 18 will replace IAS 1; many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it may change what an entity reports as its ‘operating profit or loss’. Key new concepts introduced in IFRS 18 relate to: (i) the structure of the statement of profit or loss; (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The Company is currently assessing the effects of IFRS 18 on the financial statements.

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). These amendments updated classification and measurement requirements in IFRS 9 Financial Instruments and related disclosure requirements in IFRS 7 Financial Instruments: Disclosures. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the ‘solely payments of principal and interest’ criterion, including financial assets that have environmental, social and corporate governance (ESG)-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. The amendments are effective for annual periods beginning on or after January 1, 2026 with early application permitted. The Company is currently assessing the effect of these amendments on the financial statements.